Capital Management - Summary of Authorized Shares, Issued and Fully Paid-up Shares (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized			1,500,000,000	618,363
Number of shares issued and fully paid	[1]		295,028,441	268,598,000
Share Capital, Beginning balance			268,598,000	268,598,000
i) Issue of common shares at USD 1.1211			19,906,000
iii) Issue of common shares at the IPO			4,411,765
iv) Warrant excercise		2,112,676	2,112,676
Share Capital, Ending balance			295,028,441	268,598,000
Authorized shares, Amount			$ 3,000	$ 693
Issued and fully paid up shares, Amount	[1]		590	602
Share Capital, Beginning balance			602	602
i) Issue of common shares at USD 1.1211			45
ii) Par value change			(70)
iii) Issue of common shares at the IPO			9
iv) Warrant exercise			4
Share Capital, Ending balance			$ 590	$ 602
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized			1,000,000,000
Number of shares issued and fully paid	[1]		149,065,490	268,598,000
Authorized shares, Amount			$ 2,000
Issued and fully paid up shares, Amount	[1]		$ 298	$ 602
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized			250,000,000
Number of shares issued and fully paid	[1]		145,962,951
Authorized shares, Amount			$ 500
Issued and fully paid up shares, Amount	[1]		$ 292	$ 0
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized			250,000,000
Authorized shares, Amount			$ 500
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	[2]			618,363
Authorized shares, Amount	[2]			$ 693

[1]	Retroactively adjusted to reflect the stock split (Note 1).
[2]	Amounts do not reflect the effect of the stock split explained in Note1.